Notes Payable, net - Debt Schedule (Details) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 01, 2018	Apr. 06, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt, gross			$ 25,102,000	$ 18,006,000	$ 11,947,000
Capital lease obligations				661,000
Less deferred loan costs, net			(244,000)	(234,000)	(240,000)
Notes payable less net deferred loan costs			24,858,000	17,772,000	11,707,000
Less current portion			(2,933,000)	(2,595,000)	(1,751,000)
Notes payable, net - non-current			21,925,000	15,177,000	9,956,000
Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross			0	$ 0	0
Debt term	3 years
Debt term of extension option	1 year
Revolving Credit Facility [Member] | Facility due On Demand [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Debt Instrument [Line Items]
Interest rate				5.00%
J&S
Debt Instrument [Line Items]
Capital lease obligations			467,000	$ 661,000	896,000
J&S | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross			2,899,000	1,733,000
J&S | Revolving Credit Facility [Member] | Facility due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 2,899,000	$ 1,733,000	814,000
J&S | Revolving Credit Facility [Member] | Facility due 2022 [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%	3.25%
J&S | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 13,614,000
J&S | Notes Payable to Banks [Member] | Term Loan Due November 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 13,325,000	$ 8,917,000	9,917,000
J&S | Notes Payable to Banks [Member] | Term Loan Due November 2022 [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%	3.25%
J&S | Notes Payable to Banks [Member] | Equipment Note due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 3,261,000	$ 2,087,000	0
J&S | Notes Payable to Banks [Member] | Equipment Note due 2022 [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%	3.25%
J&S | Notes Payable to Banks [Member] | Term Loan Due November 1, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 1,850,000	$ 1,950,000	0
J&S | Notes Payable to Banks [Member] | Term Loan Due November 1, 2022 [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%	3.25%
OpenKey | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0
OpenKey | Revolving Credit Facility [Member] | Facility due October 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0	0
OpenKey | Revolving Credit Facility [Member] | Facility due October 2018 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%
OpenKey | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0
Pure Wellness | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross				60,000
Pure Wellness | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 0	$ 60,000	100,000
Pure Wellness | Revolving Credit Facility [Member] | Facility due On Demand [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%	1.00%
Pure Wellness | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 0	$ 0
Pure Wellness | Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, gross				0	220,000
RED
Debt Instrument [Line Items]
Long-term debt, gross					0
RED | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross				118,000	0
RED | Revolving Credit Facility [Member] | Facility Due March 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 118,000	0
RED | Revolving Credit Facility [Member] | Facility Due March 2019 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				1.75%
RED | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross			3,300,000	$ 2,480,000
RED | Notes Payable to Banks [Member] | Term Loan Due April 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 651,000	$ 695,000	0
RED | Notes Payable to Banks [Member] | Term Loan Due April 2025 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%	1.75%
RED | Notes Payable to Banks [Member] | Term Loan Due February 2029 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 1,726,000	$ 1,785,000	$ 0
RED | Notes Payable to Banks [Member] | Term Loan Due February 2029 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.00%	2.00%
Minimum | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%		2.00%	2.00%
Minimum | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%		3.00%	3.00%
Maximum | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%		2.50%	2.50%
Maximum | Revolving Credit Facility [Member] | Senior Revolving Credit Facility [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%		3.50%	3.50%